Financial Risk Management	12 Months Ended
Dec. 31, 2019
Financial Risk Management [Abstract]
Financial Risk Management
3	Financial risk management
3.1	Financial risk factors

The Group's activities expose it to a variety of financial risks: market risk (including foreign exchange risk, price risk and interest rate risk), credit risk and liquidity risk. The Group's overall risk management strategy seeks to minimize the potential adverse effects on the financial performance of the Group. Risk management is carried out by the senior management of the Group.

(a)	Market risk

              (i)           Foreign exchange risk

The Group is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to RMB and US$. Foreign exchange risk arises when future commercial transactions or recognized assets and liabilities are denominated in a currency that is not the respective functional currency of the Group’s subsidiaries. The functional currency of the Company and majority of its overseas subsidiaries is USD whereas the functional currency of the subsidiaries which operate in the PRC is RMB. The Group currently does not hedge transactions undertaken in foreign currencies but manages its foreign exchange risk by performing regular reviews of the Group’s net foreign exchange exposures.

3	Financial risk management (Continued)
3.1	Financial risk factors (Continued)
(a)	Market risk (Continued)

(i)          Foreign exchange risk (Continued)

If RMB had strengthened/weakened by 5% against US$ with all other variables held constant, the post-tax profit would have been RMB7 million higher/lower and RMB28 million higher/lower, for the years ended December 31, 2018 and 2019, respectively, as a result of net foreign exchange gains/losses on translation of net monetary assets denominated in RMB/US$ which is not the functional currencies of the respective Group’s entities.

(ii)          Price risk

The Group is exposed to price risk because of investments held by the Group, which were classified as financial assets at fair value through other comprehensive income and other investments for 2018 and 2019. The Group is not exposed to commodity price risk.

The sensitivity analysis is determined based on the exposure to equity price risk of financial assets at fair value through other comprehensive income and other investments at the end of each reporting period. If equity prices of the respective instruments held by the Group had been 5% higher/lower, the other comprehensive income would have been approximately RMB167 million and RMB223 million higher/lower, for the years ended December 31, 2018 and 2019, respectively, and profit for the year would have been approximately RMB11 million and RMB11 million higher/lower, for the year ended December 31, 2018 and 2019, respectively.

(iii)	Interest rate risk

Other than term deposits with initial terms of over three months and cash and cash equivalents, the Group has no other significant interest-bearing assets. In addition, the Group has no any significant interest-bearing liabilities. Accordingly, the directors of the Company do not anticipate there is any significant impact to interest-bearing assets resulted from the changes in interest rates, because the interest rates of these assets are not expected to change significantly.

(b)	Credit risk

The Group is exposed to credit risk in relation to its cash and cash deposits (including term deposits) placed with banks and financial institutions, short-term investments, as well as accounts and other receivables. The carrying amount of each class of these financial assets represents the Group’s maximum exposure to credit risk in relation to the corresponding class of financial assets.

The Group has policies in place to ensure that credit terms are granted to counterparties, including customers for contents sublicenses, advertising agencies, third parties platforms as well as entities under Tencent, with an appropriate credit history and the Group performs periodic credit evaluations of these counterparties. Management does not expect any loss arising from non-performance by these counterparties. Customers for contents sublicenses and the third parties platforms are reputable corporations with sound financial position.

The credit quality of the advertising agencies are assessed on a regular basis based on historical settlement records and past experience.

In addition, deposits are only placed with reputable domestic or international financial institutions. There has been no recent history of default in relation to these financial institutions.

Top five customers accounted for 9% of gross accounts receivable comprise of 2%, 2%, 2%, 2% and 1% from these top five customers as at December 31, 2019. Nevertheless no single external customer amount to more than 10% of the revenue of the Group for the year ended December 31, 2019.

3	Financial risk management (Continued)
3.1	Financial risk factors (Continued)
(b)	Credit risk (Continued)

The Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the assets. The provision matrix is determined based on historical observed default rates over the expected life of the receivables with similar credit risk characteristics and is adjusted for forward-looking estimates. The historical observed default rates are updated based on the payment profiles of receivable over a period of 12 months, and changes in the forward-looking estimates are analyzed at year end. For the year ended December 31, 2018 and 2019, loss allowance made against the gross amounts of accounts receivable were not significant, and provision matrix is not presented.

As at December 31, 2019, the carrying amounts of accounts receivable approximated their fair values.

(c)	Liquidity risk

The Group aims to maintain sufficient cash and cash equivalents and short-term investments to meet financial obligations when due. Management monitors rolling forecasts of the Group’s liquidity requirements on the basis of expected cash flows and considering the maturities of financial assets and financial liabilities.

As at December 31, 2018 and 2019, the Group did not have any external borrowings and majority of its financial liabilities except for the lease liabilities, mainly comprise of accounts payable and other payables and accruals, are due for settlement contractually within 12 months. The contractual undiscounted cash flows of the Group’s lease liabilities payable in the next twelve months and more than 1 year but within 5 years as at December 31, 2019 are RMB78 million, RMB82 million, respectively. The contractual undiscounted cash outflow of the Group’s financial liabilities approximates their carrying amounts included in the consolidated balance sheet.

3.2	Capital risk management

The Group’s objectives on managing capital are to safeguard the Group’s ability to continue as a going concern and support the sustainable growth of the Group in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long term.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

As at December 31, 2018 and 2019, the directors of the Company consider the risk of the Group’s capital structure is remote as the Group has a net cash position and without any material external interest-bearing debts.

3.3	Fair value estimation

The table below analyzes the Group’s financial instruments carried at fair value as at December 31, 2018 and 2019 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

•	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);
•	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2); and
•	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

As at December 31, 2018 and 2019, the Group’s financial instruments carried at fair values comprised financial assets at fair value through other comprehensive income (Note 16(a)), short-term investments and other investments (Note 16(b)) stated in the consolidated balance sheets were measured at level 1, level 2 and level 3 fair value hierarchy, respectively. The Group’s contingent consideration of RMB63 million and RMB112 million included in other payables and other liabilities (Note 24) as at December 31, 2018 and 2019, respectively were measured at level 3 fair value hierarchy.

3	Financial risk management (Continued)
3.3	Fair value estimation (Continued)

The fair value of financial instruments traded in active markets is determined with reference to quoted market prices at the end of the reporting period. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in level 1.

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required for evaluating the fair value of a financial instrument are observable, the instrument is included in level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.

The Group has a team of personnel who performs valuation on these level 3 instruments for financial reporting purposes. The team adopts various valuation techniques to determine the fair value of the Group’s level 3 instruments. External valuation experts may also be involved and consulted when it is necessary.

The components of the level 3 instruments mainly include investments in unlisted companies classified as other investment, short-term investments and contingent consideration payables. As these instruments are not traded in an active market, their fair values have been determined using various applicable valuation techniques, including discounted cash flows approach and comparable transactions approach, etc. Major assumptions used in the valuation include historical financial results, assumptions about future growth rates, estimates of weighted average cost of capital (WACC), recent market transactions, discount for lack of marketability and other exposure etc. The fair value of these instruments determined by the Group requires significant judgement, including: (i) investments in unlisted companies and projects and short-term investments: financial performance of the investee companies, market value of comparable companies, projected cash flows as well as discount rate, etc.; and (ii) contingent consideration payables: estimated performance matrix based on historical performance and discount rate.

During the years ended December 31, 2018 and 2019, there was no transfer between level 1 and 2 for recurring fair value measurements. Movement of the financial assets at fair value that using level 3 measurements, solely represented other investments, have been presented in Note 16(b). Movement of the financial liabilities at fair value using level 3 measurements, solely represented contingent consideration, comprised inception of RMB63 million as a result of business combination and fair value loss of RMB49 million recognized during the years ended December 31, 2018 and 2019, respectively.